Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
13.	Intangible Assets
Changes in intangible assets for the years ended December 31, 2018 and 2019, are as follows:

	2018
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost		474,908		1,643,886		893,500		2,530,341		1,171,378		6,714,013
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,028)		(1,225,327)		(703,259)		(1,165,399)		(681,297)		(4,081,310)

Beginning, net	￦	168,880	￦	418,559	￦	190,241	￦	1,364,942	￦	490,081	￦	2,632,703
Acquisition and capital expenditure		—		56,670		29,800		1,110,865		133,837		1,331,172
Disposal and termination		—		(3,436)		(736)		(558)		(10,687)		(15,417)
Amortization		—		(147,304)		(72,185)		(318,815)		(91,222)		(629,526)
Impairment		(518)		—		(222)		—		(12,256)		(12,996)
Inclusion in scope of consolidation		67,696		—		2,073		—		23,950		93,719
Others		—		10,621		16,973		66		(20,192)		7,468

Ending, net	￦	236,058	￦	335,110	￦	165,944	￦	2,156,500	￦	513,511	￦	3,407,123

Acquisition cost		542,074		1,680,372		947,312		3,641,231		1,253,281		8,064,270
Less : Accumulated amortization (including accumulated impairment loss and others)		(306,016)		(1,345,262)		(781,368)		(1,484,731)		(739,770)		(4,657,147)

	2019
(In millions of Korean won)	Goodwill		Development costs		Software		Frequency usage rights		Others		Total
Acquisition cost		542,074		1,680,372		947,312		3,641,231		1,253,281		8,064,270
Less: Accumulated amortization (including accumulated impairment loss and others)		(306,016)		(1,345,262)		(781,368)		(1,484,731)		(739,769)		(4,657,146)

Beginning, net	￦	236,058	￦	335,110	￦	165,944	￦	2,156,500	￦	513,512	￦	3,407,124
Changes in accounting policy 1		—		—		—		—		(26,207)		(26,207)
Acquisition and capital expenditure		—		47,903		30,965		—		99,826		178,694
Disposal and termination		—		(3,019)		(1,267)		(284)		(11,109)		(15,679)
Amortization		—		(115,839)		(68,222)		(399,382)		(77,262)		(660,705)
Impairment		(605)		(1,333)		(1,807)		(3,035)		(55,118)		(61,898)
Others		117		9,812		11,768		142		(9,131)		12,708

Ending, net	￦	235,570	￦	272,634	￦	137,381	￦	1,753,941	￦	434,511	￦	2,834,037

Acquisition cost		541,596		1,661,372		978,139		3,622,327		1,193,048		7,996,482
Less : Accumulated amortization (including accumulated impairment loss and others)		(306,026)		(1,388,738)		(840,758)		(1,868,386)		(758,537)		(5,162,445)

1	With the application of IFRS 16, intangible assets were reclassified to right-of-use assets (Note 40).

The carrying amount of membership rights and others, excluding goodwill, with indefinite useful life not subject to amortization is
￦
203,240 million (2018:
￦
239,619 million) as at December 31, 2019.
In relation to KT Skylife TV Co., Ltd., the Group recognized impairment loss of
￦
38,519 million in Others as at December 31, 2019 as the carrying amount of cash-generating units exceeded its recoverable amount, and recognized other expenses in the consolidated statements of operations during the current period. The recoverable amount is based on fair value less value in use or disposal costs, and the discount rate applied in computing the recoverable amount is 7.3%. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate (-)1.25% based on past performance and its expectation of future market changes.
Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As at December 31, 2019, goodwill allocated to each cash-generating unit is as follows:

(In millions of Korean won)
Operating Segment	Cash generating Unit	Amount

ICT 6	Mobile services 1	￦	65,057
Finance	BC Card Co., Ltd. 2		41,234
Others	GENIE Music Corporation (KT Music Corporation) 3		53,871
	PlayD Co., Ltd. (N SEARCH MARKETING Co., Ltd.) 4		42,745
	KT Telecop Co., Ltd. 5		15,418
	KT MOS Bukbu Co., Ltd and others		17,245

	Total	￦	235,570

1
The recoverable amounts of mobile business are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.42% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.21% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2017, 2018 and 2019.

2
The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.79% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.00% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2017, 2018 and 2019.

3	The recoverable amount of GENIE Music Corporation (KT Music Corporation) is calculated based on fair value less cost to sell.
4
The recoverable amounts of PlayD Co., Ltd. (N search Marketing Co., Ltd.) are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 2.57% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.68% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGUs does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on PlayD Co., Ltd. (N search Marketing Co., Ltd.) for the years ended December 31, 2017, 2018 and 2019.

5
The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 5.74% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.87% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2018 and 2019.

6
The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.42% ~ 3.84% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 6.21%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2017, 2018 and 2019.